Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Due Under Operating Leases	The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2020 (in thousands):

Year end December, 31	Amount
2021	$1,020
$1,020